UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Operations LLC
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Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        August 11, 2008
-------------------    ---------------------      ---------------------------
     [Signature]           [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             NAME
28-11378                         Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                               21

Form 13F Information Table Value Total:                      $13,540,265
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

NONE


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
           ITEM 1              ITEM 2          ITEM 3          ITEM 4            ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION    CLASS

AMBASSADORS GROUP INC         COM           023177108        236,482         15,850      SHS
AMERICAN EXPRESS CO           COM           025816109      1,130,100         30,000      SHS
BANK FLA CORP NAPLES          COM           062128103        416,150         57,400      SHS
BANK FLA CORP NAPLES          COM           062128103            435             60      SHS
BLUEFLY INC                   COM NEW       096227301        287,700         70,000      SHS
CENTENE CORP DEL              COM           15135B101      1,349,580         80,380      SHS
CONVERA CORP                  CL A          211919105         94,667         66,667      SHS
CONVERA CORP                  CL A          211919105        142,000        100,000      SHS
CONVERA CORP                  CL A          211919105         42,600         30,000      SHS
EBAY INC                      COM           278642103        929,220         34,000      SHS
EXPEDIA INC DEL               COM           30212P105      2,481,300        135,000      SHS
IAC INTERACTIVECORP           COM NEW       44919P300        385,600         20,000      SHS
IAC INTERACTIVECORP           COM NEW       44919P300         29,074          1,508      SHS
IBIS TECHNOLOGY CORP          COM           450909106          1,100         10,000      SHS
KNOT INC                      COM           499184109        293,410         30,001      SHS
LAMAR ADVERTISING CO          CL A          512815101      1,963,635         54,500      SHS
MARKEL CORP                   COM           570535104      1,321,200          3,600      SHS
NANOSPHERE INC                COM           63009F105        191,768         24,398      SHS
NET 1 UEPS TECHNOLOGIES INC   COM NEW       64107N206        607,500         25,000      SHS
NIKE INC                      CL B          654106103      1,430,640         24,000      SHS
PLANETOUT INC                 COM NEW       727058208        206,104        104,093      SHS




                                                         -------------
                                                           13,540,265
                                                         =============




           ITEM 1                         ITEM 6                 ITEM 7                ITEM 8
                                 ---INVESTMENT DISCRETION---                  ---VOTING AUTHORITY---
                                 (a)           (b)       (C)                   (a)     (b)      (C)
       NAME OF ISSUER           SOLE         SHARED     OTHER   MANAGERS      SOLE     SHARED  OTHER

AMBASSADORS GROUP INC                        15,850                        15,850
AMERICAN EXPRESS CO                          30,000                        30,000
BANK FLA CORP NAPLES                         57,400                        57,400
BANK FLA CORP NAPLES                             60                            60
BLUEFLY INC                                  70,000                        70,000
CENTENE CORP DEL                             80,380                        80,380
CONVERA CORP                                 66,667                        66,667
CONVERA CORP                                100,000                       100,000
CONVERA CORP                                 30,000                        30,000
EBAY INC                                     34,000                        34,000
EXPEDIA INC DEL                             135,000                       135,000
IAC INTERACTIVECORP                          20,000                        20,000
IAC INTERACTIVECORP                           1,508                         1,508
IBIS TECHNOLOGY CORP                         10,000                        10,000
KNOT INC                                     30,001                        30,001
LAMAR ADVERTISING CO                         54,500                        54,500
MARKEL CORP                                   3,600                         3,600
NANOSPHERE INC                               24,398                        24,398
NET 1 UEPS TECHNOLOGIES INC                  25,000                        25,000
NIKE INC                                     24,000                        24,000
PLANETOUT INC                               104,093                       104,093






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